EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
11,464,580	Empower Core Bond Fund Institutional Class(a)	$ 95,958,533
16,108,813	Empower Global Bond Fund Institutional Class(a)	122,749,157
5,984,437	Empower High Yield Bond Fund Institutional Class(a)	57,929,350
7,198,128	Empower Inflation-Protected Securities Fund Institutional Class(a)	64,063,341
15,076,140	Empower Multi-Sector Bond Fund Institutional Class(a)	124,378,157
13,869,964	Empower Short Duration Bond Fund Institutional Class(a)	133,151,656
11,775,875	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	95,973,379

TOTAL BOND MUTUAL FUNDS — 47.29% (Cost $728,992,589)		$694,203,573
EQUITY MUTUAL FUNDS
2,873,871	Empower Emerging Markets Equity Fund Institutional Class(a)	25,663,670
2,847,831	Empower International Growth Fund Institutional Class(a)	27,680,916
7,841,636	Empower International Value Fund Institutional Class(a)	69,241,647
3,148,362	Empower Large Cap Growth Fund Institutional Class(a)	36,583,965
12,255,516	Empower Large Cap Value Fund Institutional Class(a)	92,896,810
Shares		Fair Value
Equity Mutual Funds — (continued)
5,642,854	Empower Mid Cap Value Fund Institutional Class(a)	$ 50,729,262
8,968,208	Empower Real Estate Index Fund Institutional Class(a)	75,422,629
1,137,451	Empower Small Cap Growth Fund Institutional Class(a)	13,080,680
4,626,407	Empower Small Cap Value Fund Institutional Class(a)	33,078,815
3,066,638	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	20,270,476

TOTAL EQUITY MUTUAL FUNDS — 30.29% (Cost $412,047,688)		$444,648,870
Account Balance
FIXED INTEREST CONTRACT
329,631,649(b)	Empower of America Contract(a) 1.80%(c)	329,631,649

TOTAL FIXED INTEREST CONTRACT — 22.45% (Cost $329,631,649)		$329,631,649
TOTAL INVESTMENTS — 100.03% (Cost $1,470,671,926)		$1,468,484,092
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(399,424)
TOTAL NET ASSETS — 100.00%		$1,468,084,668

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,598,741	Empower Core Bond Fund Institutional Class(a)	$ 38,491,460
6,456,567	Empower Global Bond Fund Institutional Class(a)	49,199,044
2,397,652	Empower High Yield Bond Fund Institutional Class(a)	23,209,265
2,882,098	Empower Inflation-Protected Securities Fund Institutional Class(a)	25,650,674
6,041,880	Empower Multi-Sector Bond Fund Institutional Class(a)	49,845,510
2,230,745	Empower Short Duration Bond Fund Institutional Class(a)	21,415,152
4,723,847	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	38,499,349

TOTAL BOND MUTUAL FUNDS — 32.93% (Cost $262,465,167)		$246,310,454
EQUITY MUTUAL FUNDS
2,369,796	Empower Emerging Markets Equity Fund Institutional Class(a)	21,162,273
2,342,946	Empower International Growth Fund Institutional Class(a)	22,773,429
6,459,561	Empower International Value Fund Institutional Class(a)	57,037,923
2,605,320	Empower Large Cap Growth Fund Institutional Class(a)	30,273,820
10,065,898	Empower Large Cap Value Fund Institutional Class(a)	76,299,505
4,631,448	Empower Mid Cap Value Fund Institutional Class(a)	41,636,719
Shares		Fair Value
Equity Mutual Funds — (continued)
4,055,330	Empower Real Estate Index Fund Institutional Class(a)	$ 34,105,327
934,055	Empower Small Cap Growth Fund Institutional Class(a)	10,741,634
3,798,220	Empower Small Cap Value Fund Institutional Class(a)	27,157,276
2,509,038	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,584,744

TOTAL EQUITY MUTUAL FUNDS — 45.16% (Cost $315,974,930)		$337,772,650
Account Balance
FIXED INTEREST CONTRACT
164,149,492(b)	Empower of America Contract(a) 1.80%(c)	164,149,492

TOTAL FIXED INTEREST CONTRACT — 21.94% (Cost $164,149,492)		$164,149,492
TOTAL INVESTMENTS — 100.03% (Cost $742,589,589)		$748,232,596
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(206,305)
TOTAL NET ASSETS — 100.00%		$748,026,291

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,404,927	Empower Core Bond Fund Institutional Class(a)	$ 61,979,237
10,392,584	Empower Global Bond Fund Institutional Class(a)	79,191,491
3,857,147	Empower High Yield Bond Fund Institutional Class(a)	37,337,178
4,637,660	Empower Inflation-Protected Securities Fund Institutional Class(a)	41,275,179
9,725,769	Empower Multi-Sector Bond Fund Institutional Class(a)	80,237,597
3,574,975	Empower Short Duration Bond Fund Institutional Class(a)	34,319,756
7,605,463	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	61,984,528

TOTAL BOND MUTUAL FUNDS — 23.89% (Cost $439,628,151)		$396,324,966
EQUITY MUTUAL FUNDS
7,256,087	Empower Emerging Markets Equity Fund Institutional Class(a)	64,796,852
7,184,628	Empower International Growth Fund Institutional Class(a)	69,834,584
19,807,200	Empower International Value Fund Institutional Class(a)	174,897,583
7,955,543	Empower Large Cap Growth Fund Institutional Class(a)	92,443,415
30,947,190	Empower Large Cap Value Fund Institutional Class(a)	234,579,696
Shares		Fair Value
Equity Mutual Funds — (continued)
14,239,851	Empower Mid Cap Value Fund Institutional Class(a)	$ 128,016,256
7,992,286	Empower Real Estate Index Fund Institutional Class(a)	67,215,129
2,873,486	Empower Small Cap Growth Fund Institutional Class(a)	33,045,091
11,665,485	Empower Small Cap Value Fund Institutional Class(a)	83,408,217
7,706,748	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	50,941,605

TOTAL EQUITY MUTUAL FUNDS — 60.22% (Cost $947,050,643)		$999,178,428
Account Balance
FIXED INTEREST CONTRACT
264,189,714(b)	Empower of America Contract(a) 1.80%(c)	264,189,714

TOTAL FIXED INTEREST CONTRACT — 15.92% (Cost $264,189,714)		$264,189,714
TOTAL INVESTMENTS — 100.03% (Cost $1,650,868,508)		$1,659,693,108
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(479,473)
TOTAL NET ASSETS — 100.00%		$1,659,213,635

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,998,487	Empower Core Bond Fund Institutional Class(a)	$ 25,097,333
4,211,251	Empower Global Bond Fund Institutional Class(a)	32,089,735
1,567,957	Empower High Yield Bond Fund Institutional Class(a)	15,177,826
1,881,052	Empower Inflation-Protected Securities Fund Institutional Class(a)	16,741,367
3,951,704	Empower Multi-Sector Bond Fund Institutional Class(a)	32,601,553
3,324,252	Empower Short Duration Bond Fund Institutional Class(a)	31,912,818
3,081,877	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	25,117,296

TOTAL BOND MUTUAL FUNDS — 17.93% (Cost $190,881,340)		$178,737,928
EQUITY MUTUAL FUNDS
5,397,752	Empower Emerging Markets Equity Fund Institutional Class(a)	48,201,925
5,343,308	Empower International Growth Fund Institutional Class(a)	51,936,954
14,751,311	Empower International Value Fund Institutional Class(a)	130,254,074
5,919,588	Empower Large Cap Growth Fund Institutional Class(a)	68,785,617
23,040,684	Empower Large Cap Value Fund Institutional Class(a)	174,648,384
10,601,264	Empower Mid Cap Value Fund Institutional Class(a)	95,305,367
Shares		Fair Value
Equity Mutual Funds — (continued)
4,190,209	Empower Real Estate Index Fund Institutional Class(a)	$ 35,239,655
2,139,995	Empower Small Cap Growth Fund Institutional Class(a)	24,609,941
8,690,852	Empower Small Cap Value Fund Institutional Class(a)	62,139,589
5,737,339	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,923,813

TOTAL EQUITY MUTUAL FUNDS — 73.15% (Cost $721,637,301)		$729,045,319
Account Balance
FIXED INTEREST CONTRACT
89,188,516(b)	Empower of America Contract(a) 1.80%(c)	89,188,516

TOTAL FIXED INTEREST CONTRACT — 8.95% (Cost $89,188,516)		$89,188,516
TOTAL INVESTMENTS — 100.03% (Cost $1,001,707,157)		$996,971,763
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(298,284)
TOTAL NET ASSETS — 100.00%		$996,673,479

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 28, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
6,283,618	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 56,112,708
6,219,958	Empower International Growth Fund Institutional Class(a)	60,457,998
17,147,802	Empower International Value Fund Institutional Class(a)	151,415,089
6,895,947	Empower Large Cap Growth Fund Institutional Class(a)	80,130,911
26,765,314	Empower Large Cap Value Fund Institutional Class(a)	202,881,076
12,312,358	Empower Mid Cap Value Fund Institutional Class(a)	110,688,101
3,020,181	Empower Real Estate Index Fund Institutional Class(a)	25,399,721
2,491,577	Empower Small Cap Growth Fund Institutional Class(a)	28,653,133
Shares		Fair Value
Equity Mutual Funds — (continued)
10,108,002	Empower Small Cap Value Fund Institutional Class(a)	$ 72,272,212
6,675,579	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	44,125,578

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $797,649,640)		$832,136,527
TOTAL INVESTMENTS — 100.03% (Cost $797,649,640)		$832,136,527
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(251,409)
TOTAL NET ASSETS — 100.00%		$831,885,118

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract, if any,  is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds may be exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 28, 2024

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 28, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 47.29%
Empower Core Bond Fund Institutional Class	11,464,580	$93,258,993	$5,470,935	$2,742,596	$(392,063)	$(28,799)	$-	$-	$95,958,533
Empower Global Bond Fund Institutional Class	16,108,813	124,278,289	8,014,789	9,306,162	(1,505,447)	(237,759)	-	-	122,749,157
Empower High Yield Bond Fund Institutional Class	5,984,437	55,639,892	3,179,986	1,669,494	(2,901)	778,966	-	-	57,929,350
Empower Inflation-Protected Securities Fund Institutional Class	7,198,128	62,004,049	3,497,312	1,853,674	(199,426)	415,654	-	-	64,063,341
Empower Multi-Sector Bond Fund Institutional Class	15,076,140	122,172,214	5,616,056	5,321,562	(832,718)	1,911,449	-	-	124,378,157
Empower Short Duration Bond Fund Institutional Class	13,869,964	124,254,440	11,705,767	3,858,409	(126,477)	1,049,858	-	-	133,151,656
Empower U.S. Government Mortgage Securities Fund Institutional Class	11,775,875	93,263,630	5,692,678	2,530,002	(325,128)	(452,927)	-	-	95,973,379
					(3,384,160)	3,436,442	0	0	694,203,573
EQUITY MUTUAL FUNDS 30.29%
Empower Emerging Markets Equity Fund Institutional Class	2,873,871	26,935,312	1,090,032	3,992,014	(264,893)	1,630,340	-	-	25,663,670
Empower International Growth Fund Institutional Class	2,847,831	26,735,051	1,139,156	2,360,134	(583,693)	2,166,843	-	-	27,680,916
Empower International Value Fund Institutional Class	7,841,636	66,742,173	2,999,835	3,186,751	1,517,904	2,686,390	-	-	69,241,647
Empower Large Cap Growth Fund Institutional Class	3,148,362	35,724,761	677,927	5,121,977	(412,951)	5,303,254	-	-	36,583,965
Empower Large Cap Value Fund Institutional Class	12,255,516	89,694,544	1,800,697	6,980,162	1,227,371	8,381,731	-	-	92,896,810
Empower Mid Cap Value Fund Institutional Class	5,642,854	48,729,270	1,615,062	5,008,717	(1,115,343)	5,393,647	-	-	50,729,262
Empower Real Estate Index Fund Institutional Class	8,968,208	71,614,178	6,787,170	3,364,622	(482,451)	385,903	-	-	75,422,629
Empower Small Cap Growth Fund Institutional Class	1,137,451	13,218,606	398,479	2,006,536	(385,845)	1,470,131	-	-	13,080,680
Empower Small Cap Value Fund Institutional Class	4,626,407	32,423,874	1,891,336	4,120,609	(977,759)	2,884,214	-	-	33,078,815
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,066,638	19,622,205	264,663	1,953,205	(723,083)	2,336,813	-	-	20,270,476
					(2,200,743)	32,639,266	0	0	444,648,870

March 28, 2024

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
FIXED INTEREST CONTRACT 22.45%
Empower of America Contract	329,631,649	$320,075,869	$18,048,739	$9,930,930	$-	$-	$1,437,971	$-	$329,631,649
					0	0	1,437,971	0	329,631,649
				Total	$(5,584,903)	$36,075,708	$1,437,971	$0	$1,468,484,092
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 32.93%
Empower Core Bond Fund Institutional Class	4,598,741	$36,752,574	$3,329,800	$1,720,793	$(290,158)	$129,879	$-	$-	$38,491,460
Empower Global Bond Fund Institutional Class	6,456,567	48,949,750	4,656,366	4,434,318	(707,683)	27,246	-	-	49,199,044
Empower High Yield Bond Fund Institutional Class	2,397,652	21,867,964	2,077,393	977,373	70,838	241,281	-	-	23,209,265
Empower Inflation-Protected Securities Fund Institutional Class	2,882,098	24,453,256	2,164,434	1,177,516	(123,497)	210,500	-	-	25,650,674
Empower Multi-Sector Bond Fund Institutional Class	6,041,880	48,092,335	3,751,705	2,755,089	(317,342)	756,559	-	-	49,845,510
Empower Short Duration Bond Fund Institutional Class	2,230,745	18,227,222	4,019,883	1,013,231	(42,951)	181,278	-	-	21,415,152
Empower U.S. Government Mortgage Securities Fund Institutional Class	4,723,847	36,742,669	3,428,536	1,645,929	(276,278)	(25,927)	-	-	38,499,349
					(1,687,071)	1,520,816	0	0	246,310,454
EQUITY MUTUAL FUNDS 45.16%
Empower Emerging Markets Equity Fund Institutional Class	2,369,796	21,759,504	1,458,570	3,385,174	(213,879)	1,329,373	-	-	21,162,273
Empower International Growth Fund Institutional Class	2,342,946	21,583,880	1,341,290	1,725,275	(274,953)	1,573,534	-	-	22,773,429
Empower International Value Fund Institutional Class	6,459,561	53,921,705	3,513,661	3,642,120	207,308	3,244,677	-	-	57,037,923
Empower Large Cap Growth Fund Institutional Class	2,605,320	28,875,208	1,248,561	3,962,742	(156,557)	4,112,793	-	-	30,273,820
Empower Large Cap Value Fund Institutional Class	10,065,898	72,683,654	2,116,601	4,362,414	1,998,651	5,861,664	-	-	76,299,505
Empower Mid Cap Value Fund Institutional Class	4,631,448	39,296,388	1,744,071	3,087,322	(173,195)	3,683,582	-	-	41,636,719
Empower Real Estate Index Fund Institutional Class	4,055,330	32,119,950	3,466,668	1,318,442	111,581	(162,849)	-	-	34,105,327
Empower Small Cap Growth Fund Institutional Class	934,055	10,629,385	478,538	1,657,791	(404,468)	1,291,502	-	-	10,741,634
Empower Small Cap Value Fund Institutional Class	3,798,220	26,300,355	1,909,121	3,641,635	(1,019,717)	2,589,435	-	-	27,157,276

March 28, 2024

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,509,038	$15,923,138	$413,088	$1,560,901	$(497,634)	$1,809,419	$-	$-	$16,584,744
					(422,863)	25,333,130	0	0	337,772,650
FIXED INTEREST CONTRACT 21.94%
Empower of America Contract	164,149,492	156,477,919	16,088,098	9,128,513	-	-	711,988	-	164,149,492
					0	0	711,988	0	164,149,492
				Total	$(2,109,934)	$26,853,946	$711,988	$0	$748,232,596
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 23.89%
Empower Core Bond Fund Institutional Class	7,404,927	$57,978,359	$4,950,831	$886,352	$(181,898)	$(63,601)	$-	$-	$61,979,237
Empower Global Bond Fund Institutional Class	10,392,584	77,294,340	5,867,709	3,370,912	(485,484)	(599,646)	-	-	79,191,491
Empower High Yield Bond Fund Institutional Class	3,857,147	34,598,569	2,721,607	477,574	(2,976)	494,576	-	-	37,337,178
Empower Inflation-Protected Securities Fund Institutional Class	4,637,660	38,483,358	3,121,586	505,374	(32,130)	175,609	-	-	41,275,179
Empower Multi-Sector Bond Fund Institutional Class	9,725,769	76,019,157	4,888,799	1,592,132	(230,016)	921,773	-	-	80,237,597
Empower Short Duration Bond Fund Institutional Class	3,574,975	28,713,054	5,804,273	437,074	(18,565)	239,503	-	-	34,319,756
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,605,463	57,892,479	5,169,400	702,147	(90,940)	(375,204)	-	-	61,984,528
					(1,042,009)	793,010	0	0	396,324,966
EQUITY MUTUAL FUNDS 60.22%
Empower Emerging Markets Equity Fund Institutional Class	7,256,087	65,376,414	2,845,940	6,733,192	(43,519)	3,307,690	-	-	64,796,852
Empower International Growth Fund Institutional Class	7,184,628	64,972,852	3,467,079	1,914,660	511,386	3,309,313	-	-	69,834,584
Empower International Value Fund Institutional Class	19,807,200	162,487,453	6,661,088	3,701,042	801,382	9,450,084	-	-	174,897,583
Empower Large Cap Growth Fund Institutional Class	7,955,543	87,261,444	2,068,724	9,422,395	(826,489)	12,535,642	-	-	92,443,415
Empower Large Cap Value Fund Institutional Class	30,947,190	218,891,161	2,949,482	9,404,568	1,438,775	22,143,621	-	-	234,579,696
Empower Mid Cap Value Fund Institutional Class	14,239,851	118,653,060	2,905,512	2,561,149	1,504,286	9,018,833	-	-	128,016,256
Empower Real Estate Index Fund Institutional Class	7,992,286	62,349,750	6,508,090	1,049,851	500,901	(592,860)	-	-	67,215,129

March 28, 2024

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower Small Cap Growth Fund Institutional Class	2,873,486	$31,778,138	$1,251,659	$1,726,162	$903,845	$1,741,456	$-	$-	$33,045,091
Empower Small Cap Value Fund Institutional Class	11,665,485	78,963,503	4,278,149	2,947,396	1,618,150	3,113,961	-	-	83,408,217
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,706,748	47,610,044	1,570,306	2,860,304	(697,581)	4,621,559	-	-	50,941,605
					5,711,136	68,649,299	0	0	999,178,428
FIXED INTEREST CONTRACT 15.92%
Empower of America Contract	264,189,714	246,462,445	20,002,217	3,392,991	-	-	1,118,043	-	264,189,714
					0	0	1,118,043	0	264,189,714
				Total	$4,669,127	$69,442,309	$1,118,043	$0	$1,659,693,108
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
BOND MUTUAL FUNDS 17.93%
Empower Core Bond Fund Institutional Class	2,998,487	$23,743,608	$2,235,470	$965,393	$(184,288)	$83,648	$-	$-	$25,097,333
Empower Global Bond Fund Institutional Class	4,211,251	31,703,032	2,776,736	2,243,729	(292,935)	(146,304)	-	-	32,089,735
Empower High Yield Bond Fund Institutional Class	1,567,957	14,198,460	1,338,664	554,918	7,457	195,620	-	-	15,177,826
Empower Inflation-Protected Securities Fund Institutional Class	1,881,052	15,809,792	1,452,400	651,641	(73,141)	130,816	-	-	16,741,367
Empower Multi-Sector Bond Fund Institutional Class	3,951,704	31,183,134	2,331,649	1,426,479	(227,629)	513,249	-	-	32,601,553
Empower Short Duration Bond Fund Institutional Class	3,324,252	28,809,995	4,133,638	1,324,324	(75,756)	293,509	-	-	31,912,818
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,081,877	23,743,702	2,307,056	931,308	(189,831)	(2,154)	-	-	25,117,296
					(1,036,123)	1,068,384	0	0	178,737,928
EQUITY MUTUAL FUNDS 73.15%
Empower Emerging Markets Equity Fund Institutional Class	5,397,752	49,127,319	2,027,172	6,171,621	(716,519)	3,219,055	-	-	48,201,925
Empower International Growth Fund Institutional Class	5,343,308	48,886,745	2,594,437	2,306,488	147,405	2,762,260	-	-	51,936,954
Empower International Value Fund Institutional Class	14,751,311	122,041,815	7,096,506	5,771,028	928,230	6,886,781	-	-	130,254,074
Empower Large Cap Growth Fund Institutional Class	5,919,588	65,558,597	2,279,633	8,008,988	(78,446)	8,956,375	-	-	68,785,617
Empower Large Cap Value Fund Institutional Class	23,040,684	164,202,095	2,695,924	13,905,782	(3,855,536)	21,656,147	-	-	174,648,384

March 28, 2024

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
Empower Mid Cap Value Fund Institutional Class	10,601,264	$89,260,315	$2,577,578	$2,796,321	$1,693,894	$6,263,795	$-	$-	$95,305,367
Empower Real Estate Index Fund Institutional Class	4,190,209	33,071,597	3,175,726	1,160,787	(198,516)	153,119	-	-	35,239,655
Empower Small Cap Growth Fund Institutional Class	2,139,995	23,986,334	908,660	2,501,588	(216,209)	2,216,535	-	-	24,609,941
Empower Small Cap Value Fund Institutional Class	8,690,852	59,391,459	4,249,739	7,087,489	(1,994,855)	5,585,880	-	-	62,139,589
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,737,339	35,764,318	958,550	2,778,298	(1,018,735)	3,979,243	-	-	37,923,813
					(5,309,287)	61,679,190	0	0	729,045,319
FIXED INTEREST CONTRACT 8.95%
Empower of America Contract	89,188,516	84,301,114	8,277,348	3,773,154	-	-	383,208	-	89,188,516
					0	0	383,208	0	89,188,516
				Total	$(6,345,410)	$62,747,574	$383,208	$0	$996,971,763
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/28/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/28/2024
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	6,283,618	$57,033,496	$2,184,452	$6,411,138	$(429,209)	$3,305,898	$-	$-	$56,112,708
Empower International Growth Fund Institutional Class	6,219,958	56,511,666	3,077,886	1,925,258	541,844	2,793,704	-	-	60,457,998
Empower International Value Fund Institutional Class	17,147,802	141,237,280	7,980,212	5,784,880	993,174	7,982,477	-	-	151,415,089
Empower Large Cap Growth Fund Institutional Class	6,895,947	75,690,776	1,892,699	8,173,483	(467,620)	10,720,919	-	-	80,130,911
Empower Large Cap Value Fund Institutional Class	26,765,314	190,125,557	2,993,371	11,069,522	(290,179)	20,831,670	-	-	202,881,076
Empower Mid Cap Value Fund Institutional Class	12,312,358	102,979,507	2,966,692	4,464,680	(52,670)	9,206,582	-	-	110,688,101
Empower Real Estate Index Fund Institutional Class	3,020,181	23,453,018	2,422,112	534,268	(91,550)	58,859	-	-	25,399,721
Empower Small Cap Growth Fund Institutional Class	2,491,577	27,677,711	850,830	1,933,970	231,520	2,058,562	-	-	28,653,133
Empower Small Cap Value Fund Institutional Class	10,108,002	68,726,123	3,885,372	5,291,358	(848,143)	4,952,075	-	-	72,272,212
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,675,579	41,457,881	808,732	2,286,916	(726,044)	4,145,881	-	-	44,125,578
					(1,138,877)	66,056,627	0	0	832,136,527
				Total	$(1,138,877)	$66,056,627	$0	$0	$832,136,527

March 28, 2024